Share-Based Compensation - Summary of Range of Exercise Prices and Weighted Average Remaining Contractual Life of the Options Outstanding (Detail) - Sharesave Schemes - £ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Option outstanding, Weighted average exercise price	£ 2.32	£ 3.03	£ 3.12
1 to 2
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding , Weighted average remaining contractual life years	4 years
Option outstanding, Weighted average exercise price	£ 1.65
2 to 3
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding , Weighted average remaining contractual life years	2 years	3 years
Option outstanding, Weighted average exercise price	£ 2.81	£ 2.80
3 to 4
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding , Weighted average remaining contractual life years	1 year	2 years
Option outstanding, Weighted average exercise price	£ 3.38	£ 3.38
4 to 5
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding , Weighted average remaining contractual life years	1 year	2 years
Option outstanding, Weighted average exercise price	£ 4.02	£ 4.13
Bottom of Range | 1 to 2
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	1
Bottom of Range | 2 to 3
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	2
Bottom of Range | 3 to 4
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	3
Bottom of Range | 4 to 5
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	4
Top of Range | 1 to 2
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	2
Top of Range | 2 to 3
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	3
Top of Range | 3 to 4
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	4
Top of Range | 4 to 5
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Range of exercise prices	£ 5